UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05527

General New Jersey Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2017

FORM N-CSR

Item 1.       Reports to Stockholders.

General New Jersey Municipal Money Market Fund, Inc.

SEMIANNUAL REPORT May 31, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General New Jersey Municipal Money Market Fund, Inc.	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for General New Jersey Municipal Money Market Fund, Inc., covering the six-month period from December 1, 2016 through May 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly, but higher-quality bonds produced more mildly positive returns over the reporting period amid heightened market volatility stemming from various economic and political developments. Equity markets reached a series of new highs in the wake of the November 2016 election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies, and the rally continued in December. Generally strong economic data and better-than-expected corporate earnings continued to support stock prices over the first five months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell early in the reporting period in anticipation of higher short-term U.S. interest rates and more stimulative fiscal policies, but they recouped previous losses when political uncertainty caused some of those expectations to moderate. In contrast, lower rated corporate-backed bonds advanced steadily in a more business-friendly market environment.

Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity may be key to investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
June 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2016 through May 31, 2017, as provided by Joseph Irace, Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2017, General New Jersey Municipal Money Market Fund’s Class A shares produced an annualized yield of 0.05%. Taking into consideration the effects of compounding, the fund’s Class A shares produced an annualized effective yield of 0.05% for the same period.1

The fund’s yields have increased during the reporting period as the Federal Reserve Board (the “Fed”) has increased the Federal Fund’s rate during the reporting period and is expected to increase the rate again at its June meeting.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, income from some of the fund’s holdings may be subject to the federal alternative minimum tax. The fund also may invest temporarily in high-quality, taxable money market instruments, including when the portfolio manager believes acceptable New Jersey State municipal obligations are not available for investment. During such periods, the fund may not achieve its investment objective. In addition, a portion of the fund’s assets may be invested in short-term, high-quality municipal obligations that do not pay income that is exempt from New Jersey state income taxes. The fund is non-diversified.

Supply-and-Demand Factors Drove Yields Lower

Yields of one-year notes climbed following U.S. elections in November 2016, when investors revised their expectations upward for U.S. economic growth and interest rates in anticipation of more stimulative fiscal, tax, and regulatory policies. In December 2016, the Fed increased its target for the overnight federal funds rate by 25 basis points to between 0.50% and 0.75%, putting additional upward pressure on yields. The Fed again hiked rates in March 2017, sending the federal funds rate to between 0.75% and 1.00%.

New municipal note issuance has been steady with strong investor demand enabling yields across the curve to drift lower. Annual note season began with strong demand keeping yields on longer dated notes in line with one week paper. Strong asset inflows into short-term bond funds and separately managed accounts are keeping the yield curve flat overnight to one year. In contrast, variable rate demand note (“VRDN”) yields have risen in response to the rate increase which has resulted in narrow yield differences along the market’s maturity spectrum.

DISCUSSION OF FUND PERFORMANCE (continued)

We have begun to see some deterioration in municipal credit quality after several years of generally sound fiscal conditions. Several states and municipalities, including New Jersey, have encountered difficulty in balancing their budgets due to stalled growth in tax receipts. The state also faces credit pressures due to severely underfunded pension programs. In May 2017, these factors prompted one credit rating agency to downgrade its assessment of New Jersey’s fiscal health.

Maintaining a Prudent Investment Posture

In this environment, most municipal money market funds maintained short-weighted average maturities with a focus on liquidity. The fund was no exception, as we set its weighted average maturity in a range that is shorter than industry averages.

We have also maintained a careful and well-researched credit selection strategy. We have continued to identify what we believe to be low-credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; select local credits with strong financial positions and stable tax bases; and various health care and education issuers.

Additional Rate Hikes Expected

At their meeting in May, Fed officials indicated that continued economic growth and a robust labor market would likely lead to additional rate hikes. Indeed, the Fed again raised short-term rates at its meeting just two weeks after the end of the reporting period, sending the target for the federal funds rate to between 1.00% and 1.25%.

While many analysts expect more rate hikes over the second half of 2017, we believe that any further increases are likely to be gradual. Therefore, in our view, an emphasis on preservation of capital and liquidity remains the prudent course for the fund’s management.

June 15, 2017

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New Jersey Municipal Money Market Fund, Inc. from December 1, 2016 to May 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2017

Expenses paid per $1,000†	$3.64
Ending value (after expenses)	$1,000.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2017

Expenses paid per $1,000†	$3.68
Ending value (after expenses)	$1,021.29

† Expenses are equal to the fund’s annualized expense ratio of .73%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2017 (Unaudited)

Short-Term Investments - 104.4%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 104.4%
Aberdeen Township, GO Notes	2.00	8/1/17	380,000		380,691
Bayonne, GO Notes, Refunding (School Bonds)	4.00	7/15/17	200,000		200,779
Bergen County Improvement Authority, MFHR (Kentshire Apartments Project) (LOC; FNMA)	0.72	6/7/17	4,800,000	[a]	4,800,000
Borough of Englewood Cliffs, GO Notes	3.00	8/15/17	100,000		100,454
Borough of Haworth, GO Notes	3.00	8/1/17	100,000		100,330
Bridgewater Township, GO Notes, BAN (General Improvement Bonds and Sewer Utility Bonds)	2.00	8/15/17	2,200,000		2,205,362
Camden County Improvement Authority, Special Revenue (Congregation Beth El Project) (LOC; TD Bank)	0.82	6/7/17	2,390,000	[a]	2,390,000
Cape May County, GO Notes	2.00	8/15/17	670,000		671,629
Essex County Utilities Authority, GO Notes	3.00	10/1/17	125,000		125,875
Glassboro Borough, GO Notes, Refunding (General Improvement Bonds and Water/Sewer Utility Bonds)	4.00	9/1/17	320,000		322,497
Gloucester County Pollution Control Financing Authority, PCR, Refunding (Exxon Project)	0.45	6/1/17	3,800,000	[a]	3,800,000
Haddonfield, GO Notes	3.00	8/1/17	150,000		150,537
Harrison Town, BAN	1.50	6/1/17	4,000,000		4,000,000
Lawrence Township, BAN	2.00	7/21/17	5,000,000		5,007,193
Monmouth County Improvement Authority, Lease Revenue	5.00	10/1/17	210,000		212,859
Neptune Township, GO Notes	3.00	9/1/17	500,000		502,643
New Jersey Economic Development Authority, EDR (Community Options, Inc. Project) (LOC; Wells Fargo Bank)	0.91	6/7/17	2,880,000	[a]	2,880,000
New Jersey Economic Development Authority, EDR (Marco Holdings, LLC Project) (LOC; Wells Fargo Bank)	0.96	6/7/17	505,000	[a]	505,000
New Jersey Economic Development Authority, EDR (Maroukian Realty, LLC Project) (LOC; TD Bank)	0.87	6/7/17	430,000	[a]	430,000

Short-Term Investments - 104.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 104.4% (continued)
New Jersey Economic Development Authority, EDR (Paddock Realty, LLC Project) (LOC; Wells Fargo Bank)	0.96	6/7/17	1,755,000	[a]	1,755,000
New Jersey Economic Development Authority, EDR (Volunteers of America Delaware Valley Property, Inc. Project) (LOC; TD Bank)	0.82	6/7/17	590,000	[a]	590,000
New Jersey Economic Development Authority, EDR, Refunding (RDR Investment Company LLC Project) (LOC; JPMorgan Chase Bank)	0.94	6/7/17	750,000	[a]	750,000
New Jersey Economic Development Authority, PCR, Refunding (Exxon Project)	0.45	6/1/17	1,000,000	[a]	1,000,000
New Jersey Economic Development Authority, Revenue (CPC Behavioral Healthcare Project) (LOC; Wells Fargo Bank)	0.91	6/7/17	740,000	[a]	740,000
New Jersey Economic Development Authority, Revenue (Developmental Disabilities Association of New Jersey Inc. Project) (LOC; Wells Fargo Bank)	0.91	6/7/17	975,000	[a]	975,000
New Jersey Economic Development Authority, Revenue (ESARC, Inc. Project) (Liquidity Facility; TD Bank)	0.81	6/7/17	600,000	[a]	600,000
New Jersey Economic Development Authority, Revenue (Falcon Safety Products, Inc. Project) (LOC; PNC Bank NA)	0.92	6/7/17	690,000	[a]	690,000
New Jersey Economic Development Authority, Revenue (Melrich Road Development Company, LLC Project) (LOC; Wells Fargo Bank)	0.96	6/7/17	1,230,000	[a]	1,230,000
New Jersey Economic Development Authority, Revenue (MZR Real Estate, L.P. Project) (LOC; Wells Fargo Bank)	0.96	6/7/17	2,845,000	[a]	2,845,000
New Jersey Economic Development Authority, Revenue (MZR Real Estate, L.P. Project) (LOC; Wells Fargo Bank)	0.96	6/7/17	4,545,000	[a]	4,545,000
New Jersey Economic Development Authority, Revenue (Oak Hill Academy Project) (LOC; Wells Fargo Bank)	0.91	6/7/17	805,000	[a]	805,000
New Jersey Economic Development Authority, Revenue (Parke Place Associates, LLC Project) (LOC; TD Bank)	0.87	6/7/17	3,945,000	[a]	3,945,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 104.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 104.4% (continued)
New Jersey Economic Development Authority, Revenue (Pennington Montessori School Project) (LOC; Wells Fargo Bank)	0.91	6/7/17	590,000	[a]	590,000
New Jersey Economic Development Authority, Revenue (Somerset Hills YMCA Project) (LOC; TD Bank)	0.82	6/7/17	1,660,000	[a]	1,660,000
New Jersey Economic Development Authority, Revenue (Young Men's Christian Association of Metuchen Project) (LOC; Wells Fargo Bank)	0.91	6/7/17	550,000	[a]	550,000
New Jersey Educational Facilities Authority, Revenue (Princeton University)	5.00	7/1/17	380,000		381,406
New Jersey Health Care Facilities Financing Authority, New Jersey Health Care Facilities Financing Authority, Revenue (AHS Hospital Corporation Issue) (LOC; JPMorgan Chase Bank)	0.77	6/7/17	1,800,000	[a]	1,800,000
New Jersey Health Care Facilities Financing Authority, Revenue (Atlantic Health System Hospital Corporation Issue) (LOC; Bank of America)	0.77	6/7/17	3,000,000	[a]	3,000,000
New Jersey Health Care Facilities Financing Authority, Revenue (FitnessFirst Oradell Center, LLC) (LOC; TD Bank)	0.90	6/7/17	150,000	[a]	150,000
New Jersey Health Care Facilities Financing Authority, Revenue (Meridian Nursing and Rehabilitation, Inc.) (LOC; JPMorgan Chase Bank)	0.82	6/7/17	280,000	[a]	280,000
New Jersey Health Care Facilities Financing Authority, Revenue (The Matheny School and Hospital, Inc.) (LOC; Bank of America)	0.81	6/7/17	1,400,000	[a]	1,400,000
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health Issue) (LOC; JPMorgan Chase Bank)	0.40	6/1/17	1,900,000	[a]	1,900,000
New Jersey Housing and Mortgage Finance Agency, MFHR (LOC; Citibank NA)	0.74	6/7/17	1,300,000	[a]	1,300,000
New Jersey Housing and Mortgage Finance Agency, Multi-Family Revenue (LOC; Bank of America)	0.82	6/7/17	3,500,000	[a]	3,500,000
North Brunswick Township, BAN	2.00	7/27/17	4,500,000		4,507,415
North Brunswick Township, GO Notes	3.00	8/15/17	100,000		100,443

Short-Term Investments - 104.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 104.4% (continued)
Passaic County Improvement Authority, County Guaranteed Governmental Loan Revenue, BAN (City of Paterson)	2.50	6/28/17	2,000,000		2,002,380
Port Authority of New York and New Jersey, (Consolidated Bonds, 185th Series) (Citigroup ROCS, Series RR II R-14086) (Liquidity Facility; Citibank NA)	0.84	6/7/17	2,050,000	[a,b,c]	2,050,000
Tender Option Bond Trust Receipts (Series 2015-XF2163), (Port Authority of New York and New Jersey, Consolidated Bonds, 194th Series) (Liquidity Facility; Citibank NA)	0.81	6/7/17	1,220,000	[a,b,c]	1,220,000
Tender Option Bond Trust Receipts (Series 2016-XF2360), (Port Authority of New York and New Jersey, Consolidated Bonds, 194th Series) (Liquidity Facility; Citibank NA)	0.81	6/7/17	1,700,000	[a,b,c]	1,700,000
Tender Option Bond Trust Receipts (Series 2016-XF2370), (New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes) (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)	0.84	6/7/17	4,800,000	[a,b,c]	4,800,000
Tender Option Bond Trust Receipts (Series 2016-XF2393), (New Jersey Economic Development Authority, School Facilities Construction Revenue) (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)	0.84	6/7/17	3,750,000	[a,b,c]	3,750,000
Tender Option Bond Trust Receipts (Series 2016-ZF0470), (New Jersey Turnpike Authority, Turnpike Revenue) (LOC; Royal Bank of Canada)	0.83	6/7/17	5,000,000	[a,b,c]	5,000,000
Union County, BAN	2.00	6/23/17	4,500,000		4,503,141
Upper Freehold Regional School District Board of Education, GO Notes, Refunding (School Bonds)	4.00	7/15/17	200,000		200,737

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 104.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New Jersey - 104.4% (continued)
Verona Township, BAN	2.00	7/21/17	1,300,000	1,301,739
Woodbridge Township, BAN	2.00	8/18/17	5,000,000	5,012,847
Total Investments (cost $101,915,957)			104.4%	101,915,957
Liabilities, Less Cash and Receivables			(4.4%)	(4,338,275)
Net Assets			100.0%	97,577,682

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities amounted to $18,520,000 or 18.98% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
City	24.3
Transportation Services	15.1
Industrial	13.9
Health Care	13.5
Housing	10.4
Education	10.2
County	7.4
Pollution Control	3.9
State/Territory	1.0
Resource Recovery	.1
Other	4.6
104.4

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2017 (Unaudited)

	Cost	Value
	Assets ($):
Investments in securities—See Statement of Investments	101,915,957	101,915,957
	Interest receivable	553,449
	Prepaid expenses and other assets	63,269
		102,532,675
	Liabilities ($):
	Due to The Dreyfus Corporation and affiliates—Note 2(b)	66,828
	Cash overdraft due to Custodian	10,472
	Payable for investment securities purchased	4,802,283
	Payable for shares of Common Stock redeemed	36,026
	Accrued expenses	39,384
		4,954,993
	Net Assets ($)	97,577,682
	Composition of Net Assets ($):
	Paid-in capital	97,526,206
	Accumulated net realized gain (loss) on investments	51,476
	Net Assets ($)	97,577,682
	Shares Outstanding
	(2 billion shares of $.001 par value Common Stock authorized)	97,622,873
	Net Asset Value Per Share ($)	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2017 (Unaudited)

Investment Income ($):
Interest Income	395,579
Expenses:
Management fee—Note 2(a)	254,973
Shareholder servicing costs—Note 2(b)	55,330
Professional fees	38,224
Prospectus and shareholders’ reports	17,834
Registration fees	10,727
Custodian fees—Note 2(b)	5,804
Directors’ fees and expenses—Note 2(c)	5,531
Miscellaneous	14,617
Total Expenses	403,040
Less—reduction in expenses due to undertaking—Note 2(a)	(32,030)
Less—reduction in fees due to earnings credits—Note 2(b)	(976)
Net Expenses	370,034
Investment Income—Net, representing net increase in net assets resulting from operations	25,545

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
Operations ($):
Investment income—net	25,545	18,209
Net realized gain (loss) on investments	-	51,476
Net Increase (Decrease) in Net Assets Resulting from Operations	25,545	69,685
Distributions to Shareholders from ($):
Investment income—net	(25,545)	(230,966)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	45,541,962	277,550,873
Distributions reinvested	25,545	209,696
Cost of shares redeemed	(53,542,444)	(421,898,312)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(7,974,937)	(144,137,743)
Total Increase (Decrease) in Net Assets	(7,974,937)	(144,299,024)
Net Assets ($):
Beginning of Period	105,552,619	249,851,643
End of Period	97,577,682	105,552,619

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended May 31, 2017		Year Ended November 30,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.001	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.001)	(.001)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.08[b]	.10	.00[c]	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79[d]	.70	.64	.64	.64	.65
Ratio of net expenses to average net assets	.73[d]	.37	.19	.22	.31	.35
Ratio of net investment income to average net assets	.05[d]	.01	.00[c]	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	97,578	105,553	249,852	268,175	242,490	259,234

a Amount represents less than $.001 per share.
b Not annualized.
c Amount represents less than .01%.
d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General New Jersey Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Class A shares are designed primarily for people who are investing through a third party financial intermediary, such as a bank, broker-dealer, financial adviser or retirement plan. Class A shares bear a Shareholder Services Plan fee.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	101,915,957
Level 3 - Significant Unobservable Inputs	-
Total	101,915,957

† See Statement of Investments for additional detailed categorizations.

At May 31, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2016 was as follows: tax exempt income $18,209, ordinary income $116,045 and long-term capital gains $96,712. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $32,030 during the period ended May 31, 2017.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2017, the fund was charged $32,045 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2017, the fund was charged $19,922 for transfer agency services and $943 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $943.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2017, the fund was charged $5,804 pursuant to the custody agreement. These fees were partially offset by earnings credits of $33.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2017, the fund was charged $634 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2017, the fund was charged $5,791 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $41,771, Shareholder Services Plan fees $6,000, custodian fees $6,311, Chief Compliance Officer fees $4,826 and transfer agency fees $7,920.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2017, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $21,125,000 and $11,270,000, respectively.

NOTES

For More Information

General New Jersey Municipal Money Market Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	Class A: DNJXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0758SA0517

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New Jersey Municipal Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    July 27, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 27, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)